INCOME TAX - Summary of Income Tax Provision (Benefit) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current			$ 17,841	$ 102,332
Deferred			(87,480)	2,936
State and Local
Current			0	0
Deferred			(18,079)
Change in valuation allowance			105,559	(21,062)
Income tax provision	$ 0	$ 72,628	$ 17,841	$ 84,206